Shareholder Report, Line Graph (Details) DFB8_DFA Short-Term Extended Quality Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											DFA Short-Term Extended Quality Portfolio – Institutional
Accumulated Value	$ 11,686	$ 10,998	$ 10,414	$ 11,175	$ 11,180	$ 10,947	$ 10,415	$ 10,391	$ 10,270	$ 10,000	$ 12,289
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,370	10,286	10,249	12,155	12,214	11,502	10,315	10,531	10,437	10,000	$ 12,071
ICE BofA 1-5 Year US Corporate & Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-5 Year US Corporate & Government Index
Accumulated Value	$ 11,618	$ 10,863	$ 10,543	$ 11,350	$ 11,378	$ 10,898	$ 10,247	$ 10,271	$ 10,203	$ 10,000	$ 12,272